Vessels and Other Fixed Assets, Net - Bareboat Leases (Details) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 27, 2018 USD ($)	Jul. 06, 2018 USD ($)	May 02, 2018 USD ($)	Dec. 13, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Interest and finance costs			$ 26,875	$ 12,590	$ 7,477
Capital leased assets, Net book value			992,777	325,301
Accumulated amortization			$ 51,956	$ 21,264
Star Eleni
Property, Plant and Equipment [Line Items]
Delivery Date	[1]		January 3, 2018
Star Leo
Property, Plant and Equipment [Line Items]
Delivery Date	[1]		May 14, 2018
Songa Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired							15
Star Fighter
Property, Plant and Equipment [Line Items]
Delivery Date	[1]		December 30, 2013
New Yangzijiang
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for eight years
Capital leased assets, Number of vessels			4
Vessel purchase price obligation			$ 6,000
CSSC | Star Marisa, Libra, Virgo, Ariadne and Magnanimus
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for ten years
Capital leased assets, Number of vessels			5
CSSC | Star Eleni
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for ten years
Vessel purchase price obligation			$ 9,000
Repayments of Capital lease obligations		$ 28,744
Capital lease obligation recognised									$ 30,000
CSSC | Star Leo
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for ten years
Vessel purchase price obligation			$ 9,000
Repayments of Capital lease obligations		$ 29,368
Capital lease obligation recognised								$ 30,000
CSSC | ABOY Sienna, ABOY Laetitia and ABOY Karlie
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels			3
CMBL | Star Eleni
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for five years
Vessel purchase price obligation			$ 18,231
CMBL | Star Leo
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for five years
Vessel purchase price obligation			$ 20,000
CMBL | Songa Vessels
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for five years
Capital lease obligation recognised							$ 180,000
Sale leaseback transaction, Remaining borrowing capacity							$ 19,600
CMBL | Star Eleni and Star Leo
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised						$ 57,346
Kyowa Sansho | Star Fighter
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			Bareboat charter for ten years
Vessel purchase price obligation			$ 2,450
Minimum | CSSC | Star Marisa, Libra, Virgo, Ariadne and Magnanimus
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation			11,990
Minimum | CSSC | ABOY Sienna, ABOY Laetitia and ABOY Karlie
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation			12,000
Minimum | CMBL | Songa Vessels
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation			2,200
Maximum | CSSC | Star Marisa, Libra, Virgo, Ariadne and Magnanimus
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation			12,960
Maximum | CSSC | ABOY Sienna, ABOY Laetitia and ABOY Karlie
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation			12,960
Maximum | CMBL | Songa Vessels
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation			$ 8,400

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat term (Note 5)